SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS (Details Narrative)														1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 09, 2024 shares	May 03, 2024 USD ($) shares	Mar. 08, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) shares	Dec. 28, 2023 USD ($) $ / shares shares	Nov. 03, 2023 USD ($) $ / shares shares	Sep. 01, 2023 USD ($) $ / shares	Jul. 26, 2022 USD ($) $ / shares shares	Jul. 22, 2022 USD ($) $ / shares shares	Jul. 14, 2022 $ / shares shares	May 03, 2022	Feb. 15, 2022 USD ($) shares	Feb. 11, 2022 $ / shares shares	Feb. 29, 2024 USD ($) shares	Jan. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 21, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 27, 2025 $ / shares	Nov. 02, 2023 shares	Mar. 31, 2023 shares	Feb. 14, 2022 shares	Dec. 31, 2021 USD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock voting rights																								The holders of the Company’s common stock are entitled to one vote per share
Common stock, shares authorized | shares																100,000,000						100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized | shares																20,000,000						20,000,000		20,000,000	20,000,000
Common stock, par value | $ / shares																$ 0.01						$ 0.01		$ 0.01	$ 0.01
Offering costs | $																$ 508,599						$ 508,599		$ 567,603
Issued stock value | $																								255,107
Proceeds from common stock | $																						2,290,186			17,222,099
Proceeds from issuance of warrants | $					$ 280,500
Incentive plan description											(i) increase the aggregate number of shares available for the grant of awards by
Stock based compensation expense | $																369,200				$ 328,253		1,096,570	1,638,365	1,994,085	2,416,266
Offerings costs | $																						161,461	105,000	$ 291,084
Gross proceeds | $															$ 1,817,640							2,676,980
[custom:ClassOfWarrantOrRightReasonForIssuing]																								The Company engaged Roth Capital Partners, LLC (“Roth”) to act as its financial advisor in connection with the transactions summarized above and will pay Roth approximately $144,000 for its services, in addition to reimbursement for certain expenses. Roth was also issued warrants to purchase up to
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																														$ 34,333
Fair Value Adjustment of Warrants | $					$ 2,599,552											122				(67,822)		$ (20,722)	115,342	$ (94,396)	(4,315,236)
Deferred offering costs | $																$ 290,029	$ 82,850	$ 583,713
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares	25,776
Proceeds from issuance of warrants | $															1,800,000
Sale of stock, price per share | $ / shares																										$ 0.01
Gross proceeds | $															$ 1,817,640
February Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares					74,800
Proceeds from issuance of warrants | $					$ 280,500
Cash payment | $ / shares					$ 1.88
Issued shares | shares			15,246		149,600											46,934						46,934		46,934
Pre Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash payment | $ / shares																								$ 23.40
Warrants and Rights Outstanding, Measurement Input																								116.70
Warrants and Rights Outstanding, Term																								3 years 7 months 6 days
Share Price | $ / shares																								$ 8.10
[custom:InvestmentOptionSharePrice] | shares																								23.40
[custom:InvestmentOptionExercisePrice] | $ / shares																								$ 116.70
[custom:InvestmentOptionTerm]																								4 years 1 month 6 days
[custom:SharePriceOption-0] | $ / shares																								$ 9.30
Pre Modification Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input																								94
[custom:InvestmentOutstandingMeasurementInput-0]																								95
Pre Modification Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input																								3.96
[custom:InvestmentOutstandingMeasurementInput-0]																								3.90
Pre Modification Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input																								0
[custom:InvestmentOutstandingMeasurementInput-0]																								0
Post Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:InvestmentIntrinsicValue] | $ / shares																								$ 2.85
[custom:InvestmentInducementGain] | $ / shares																								470,817
Maximum [Member] | February Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																								$ 116.70
Minimum [Member] | February Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares					$ 20.55
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense | $																$ 414				44,606		$ 5,854	147,067	$ 156,075	180,042
Unamortized stock option expense | $																2,346						$ 2,346		$ 84,774
Weighted average period																						1 year 4 months 24 days
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average period																								1 year
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense | $																								$ 0	24,363
Common stock vested restricted stock units | shares																								48
Unissued shares for cash | $																									14,250
Number of vested and unissued shares | shares																								0
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense | $																369,200				$ 328,253		$ 1,096,570	$ 1,638,365	$ 1,994,085	$ 2,416,266
Unamortized stock option expense | $																$ 1,109,526						$ 1,109,526		$ 2,021,021
Weighted average period																						1 year 6 months 25 days		1 year 10 months 24 days
Common stock vested restricted stock units | shares																						2,042		4,176	576
Existing Warrants [Member] | Pre Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Outstanding | shares																								8,134
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																								$ 65,349
Existing Warrants [Member] | Post Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																								$ 23,180
Investment Options [Member] | Pre Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Outstanding | shares																								66,667
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																								$ 618,648
Investment Options [Member] | Post Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																								$ 190,000
2020 Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized shares reserved | shares																											23,334
Shares available for grant | shares																								7,164
RD Offering and Pipe Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from RD offerings | $								$ 8,000,000
Offerings costs | $								7,100,000
Payments of allocated equity | $								3,200,000
Payments of investment option liability | $								4,300,000
Payments of stock issuance costs recorded expense | $								$ 400,000
Offerings costs | $																									$ 251,357
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock voting rights										Each share of Series C Preferred Stock was entitled to receive $0.10 in cash for each 10 whole shares of Series C Preferred Stock immediately prior to the Redemption. As of June 30, 2022, there were
Redeemable preferred stock, shares outstanding | shares										52,684.548
Preferred Stock authorized for future issuances | shares																								100,000
Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering costs | $												$ 5,800,000
Issued shares | shares												4,000
Purchase of common stock | shares												4,000
Exercised of warrants | shares												4,000
Net proceeds from offering | $												$ 9,100,000
Warrant liability | $												3,600,000
Proceeds from issuance of warrants | $												$ 300,000
Board [Member] | 2020 Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares available for grant | shares																418		8,986				418
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares												26,667
Purchase of common stock | shares												26,667
Proceeds from common stock | $												$ 10,000,000.0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued stock value | $																								$ 93
Issued shares | shares													4,000											9,294
Issuance of common shares in exchange for RSU conversions, shares | shares																					4,235			6,910
Stock issued during period conversion of restricted stock award | shares																									82
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																									60
Shares resale | shares													26,667
Cash payment | $ / shares													$ 412.50
Shares other | shares																		46,934						27,867
Shares, Outstanding | shares																599,669	525,245	486,272		145,465	142,789	599,669	145,465	182,625	138,554			138,554		43,462
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares				46,934
Purchase of common stock | shares				130,267										130,267
Proceeds from common stock | $				$ 2,700,000
Gross proceeds | $														$ 2,700,000
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares													4,000
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock vested restricted stock units | shares																						1,369		1,390
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares													26,667
Sale of stock, price per share | $ / shares													$ 375.00
Purchase of additional warrants | shares																													4,000
Placement Agent Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares								4,667
Cash payment | $ / shares								$ 150.00
Distribution Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering costs | $																$ 0						$ 0
Distribution Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, offering price | $																			$ 2,392,502
Proceeds from common stock | $																			$ 2,320,707
Shares resale | shares																			111,200
Distribution Agreement [Member] | Canaccord Genuity LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares							$ 0.01
Common stock, offering price | $							$ 10,000,000.0
Aggregate gross sales price | $							$ 2,392,514
Commission percentage							3.00%
Offering costs | $																0						$ 0		$ 171,944
Issued shares | shares																						111,200
Proceeds from common stock | $																						$ 2,392,502
Offerings costs | $																						583,713
Registration Rights Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares						$ 0.01
Purchase committment | $						$ 10,000,000.0
Issued shares | shares						326,667
Shares resale | shares						76,032
Shares commitment | shares						9,294
Registered Direct Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares									25,000															25,000
Purchase of common stock | shares									17,234
Proceeds from issuance of warrants | $									$ 3,000,000
Shares resale | shares									7,766
Cash payment | $ / shares									$ 0.0015															$ 116.70
PIPE Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares									41,667															41,667
Purchase of common stock | shares									33,933
Proceeds from issuance of warrants | $									$ 5,000,000
Shares resale | shares									7,734
Cash payment | $ / shares									$ 0.0015															$ 116.70
Wainwright Amendment Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of common stock | shares									8,134
Cash payment | $ / shares									$ 116.70	$ 412.50
Warrant expiration										Feb. 15, 2027
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued stock value | $		$ 448,840	$ 322,453
Issued shares | shares		30,534
Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares			$ 0.01
Issued shares | shares			15,246
Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering costs | $																$ 508,599						$ 508,599		$ 395,660
Issued shares | shares																72,699						81,033
Proceeds from common stock | $																$ 517,836						$ 600,686
Number of shares traded in market | shares		1,000,000
Deferred offering costs | $																$ 290,029						$ 372,879
Issued shares | shares																321,667						321,667